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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-1A

 REGISTRATION STATEMENT (NO. 2-57689)
 UNDER THE SECURITIES ACT OF 1933                           [X]


 PRE-EFFECTIVE AMENDMENT NO.                                [ ]


 POST-EFFECTIVE AMENDMENT NO. 63                            [X]

                                       AND

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

 AMENDMENT NO. 67                                          [X]

                         VANGUARD MUNICIPAL BOND FUNDS
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                              HEIDI STAM, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
       [x] IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B)
       [ ] ON DATE PURSUANT TO PARAGRAPH (B)
       [ ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1)
       [ ] ON (DATE) PURSUANT TO PARAGRAPH (A)(1)
       [ ] 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2)
       [ ] ON (DATE) PURSUANT TO PARAGRAPH (A)(2) OF RULE 485
IF APPROPRIATE, CHECK THE FOLLOWING BOX:
       [ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.


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


                                     PART C

                         VANGUARD MUNICIPAL BOND FUNDS
                               OTHER INFORMATION

ITEM 23 EXHIBITS

(a) Articles of Incorporation, Amended and Restated Declaration of Trust, is filed herewith.
(b)    By-Laws, is filed herewith.

(c) Instruments Defining Rights of Security Holders, reference is made to Articles III and V of the Registrant's Amended and Restated Agreement and Declaration of Trust, refer to Exhibit (a) above.
(d) Investment Advisory Contract, The Vanguard Group, Inc. provides investment advisory services to the Funds at cost pursuant to the Amended and Restated Funds' Service Agreement, refer to Exhibit (h) below.
(e)    Underwriting Contracts, not applicable.
(f) Bonus or Profit Sharing Contracts, reference is made to the section entitled "Management of the Funds" in the Registrant's Statement of Additional Information.
(g) Custodian Agreement, for Wachovia/US Bank, filed on February 21, 2008, Post-Effective Amendment No. 61, is hereby incorporated by reference.

(h) Other Material Contracts, Amended and Restated Funds' Service Agreement, filed on February 21, 2008, Post-Effective Amendment No. 61, is hereby incorporated by reference. The Agreement and Plan of Reorganization is filed herewith.

(i)    Legal Opinion, not applicable.
(j) Other Opinions, Consent of Independent Registered Public Accounting Firm, to be filed by Amendment.
(k)    Omitted Financial Statements, not applicable.
(l)    Initial Capital Agreements, not applicable.
(m)    Rule 12b-1 Plan, not applicable.
(n) Rule 18f-3 Plan, filed on July 29, 2008, Post-Effective Amendment No. 62, is hereby incorporated by reference.
(o)    Reserved.
(p) Code of Ethics, for the Vanguard Group, filed on February 21, 2007, Post-Effective Amendment No. 60, is hereby incorporated by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant is not controlled by or under common control with any person.


ITEM 25. INDEMNIFICATION

The Registrant's organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacity.
Article VII, Section 2 of the Amended and Restated Agreement and Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office with the Registrant.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The Vanguard Group, Inc. (Vanguard) is an investment adviser registered under the Advisers Act. The list required by this Item 26 of officers and directors of Vanguard, together with any information as to any business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Vanguard pursuant to the Advisers Act (SEC File No. 801-11953).


ITEM 27. PRINCIPAL UNDERWRITERS

(a)Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc., is the principal underwriter of each fund within the Vanguard group of investment companies, a family of 37 investment companies with more than 150 funds.

(b)The principal business address of each named director and officer of Vanguard Marketing Corporation is 100 Vanguard Boulevard, Malvern, PA 19355.



Name                        Positions and Office with Underwriter                   Positions and Office with Funds
----                        -------------------------------------                   -------------------------------
R. Gregory Barton           Director and Senior Vice President                      None

Mortimer J. Buckley         Director and Senior Vice President                      None

F. William McNabb III       Chairman and Director                                   Chief Executive Officer and President

Michael S. Miller           Director and Managing Director                          None

Glenn W. Reed               Director                                                None

George U. Sauter            Director and Senior Vice President                      None

Heidi Stam                  Director, Vice President, and General Counsel           Secretary

Richard D. Carpenter        Treasurer                                               None

David L. Cermak             Principal                                               None

Joseph Colaizzo             Financial and Operations Principal and Assistant        None
                            Treasurer
Michael L. Kimmel           Secretary                                               None

Sean P. Hagerty             Principal                                               None

John C. Heywood             Principal                                               None

Steve Holman                Principal                                               None

Jack T. Wagner              Assistant Treasurer                                     None

Jennifer M. Halliday        Assistant Treasurer                                     None

Brian P. McCarthy           Senior Registered Options Principal                     None

Deborah McCracken           Assistant Secretary                                     None

Miranda O'Keefe             Compliance Registered Options Principal                 None

Joseph F. Miele             Registered Municipal Securities Principal               None

Scott M. Bishop             Registered Municipal Securities Principal               None

Bradley J. Sacco            Registered Municipal Securities Principal               None

Jane K. Myer                Principal                                               None

Pauline C. Scalvino         Chief Compliance Officer                                Chief Compliance Officer




(c)Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The books, accounts, and other documents required to be maintained by Section 31
(a) of the Investment Company Act and the rules promulgated thereunder will be maintained at the offices of the Registrant, 100 Vanguard Boulevard, Malvern, PA 19355; the Registrant's Transfer Agent, The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, PA 19355; and the Registrant's Custodian, U.S. Bank, NA, 123 South Broad Street, Philadelphia, PA 19109.

ITEM 29. MANAGEMENT SERVICES

Other than as set forth in the section entitled "Management of the Funds" in Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.


ITEM 30. UNDERTAKINGS

Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 10th day of December, 2008.

                                   VANGUARD MUNICIPAL BOND FUNDS

                             BY:_________/s/ F. William McNabb III*____________

                                              F. WILLIAM MCNABB III
                                      CHIEF EXECUTIVE OFFICER AND PRESIDENT



Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

      /S/ JOHN J. BRENNAN*                    Chairman of the Board and Trustee December 10, 2008
     ------------------------------
            John J. Brennan

       /S/ F. WILLIAM MCNABB III*             Chief Executive Officer           December 10, 2008
     ------------------------------           and President
            F. William McNabb III

       /S/ CHARLES D. ELLIS*                  Trustee                           December 10, 2008
     ------------------------------
            Charles D. Ellis

       /S/ EMERSON U. FULLWOOD*               Trustee                           December 10, 2008
     ------------------------------
            Emerson U. Fullwood

       /S/ RAJIV L. GUPTA*                    Trustee                           December 10, 2008
     ------------------------------
            Rajiv L. Gupta

       /S/ AMY GUTMANN*                       Trustee                           December 10, 2008
     ------------------------------
            Amy Gutmann

       /S/ JOANN HEFFERNAN HEISEN*            Trustee                           December 10, 2008
     ------------------------------
            JoAnn Heffernan Heisen

       /S/ ANDRE F. PEROLD*                   Trustee                           December 10, 2008
     ------------------------------
            Andre F. Perold

       /S/ ALFRED M. RANKIN, JR.*             Trustee                           December 10, 2008
     ------------------------------
            Alfred M. Rankin, Jr.

       /S/ J. LAWRENCE WILSON*                Trustee                           December 10, 2008
     ------------------------------
            J. Lawrence Wilson

       /S/ THOMAS J. HIGGINS*                 Chief Financial Officer           December 10, 2008
     ------------------------------
            Thomas J. Higgins

*By: /s/ Heidi Stam

  Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see File Number 2-29601, Incorporated by Reference.; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.

                               INDEX TO EXHIBITS



Declaration of Trust. . . . . . . . . . . . . . . . . .Ex-99.A

By-Laws. . . . . . . . . . . . . . . . . . . . . . . . Ex-99.B

Other Material Contracts. . . . . . . . . . . . . . . .Ex-99.H